ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 29, 2013
Business Acquisition [Line Items]
Schedule of pro forma information
	2012	2011
Pro Forma Results of Operations
Revenue	$439,732	$399,313
Earnings per share from continuing operations, diluted	$0.71	$0.47

KHTT-FM and KBEZ-FM [Member]
Business Acquisition [Line Items]
Recognized Identified Assets Acquired and Liabilities Assumed
The estimated fair values of identifiable assets acquired and liabilities assumed for KHTT-FM and KBEZ-FM at the acquisition date are as follows:

KHTT-FM and KBEZ-FM
Tulsa, OK
Property and equipment	$181
Goodwill	1,947
Broadcast licenses	9,600
Total purchase price	$11,728

NewsChannel 5 Network, LLC [Member]
Business Acquisition [Line Items]
Recognized Identified Assets Acquired and Liabilities Assumed
The fair values of identifiable assets acquired and liabilities assumed for NewsChannel 5 Network, LLC at the acquisition date are as follows:

NewsChannel 5
Tangible assets	$13,383
Long-term assets, other	48
Working capital	8,292
Network affiliation agreements	43,500
FCC licenses	40,100
Goodwill	114,677
Total purchase price	$220,000

WNOX-FM Knoxville, TN [Member]
Business Acquisition [Line Items]
Recognized Identified Assets Acquired and Liabilities Assumed
The estimated fair values of identifiable assets acquired and liabilities assumed for WNOX-FM at the acquisition date are as follows:

WNOX-FM
Knoxville, TN
Equipment	$24
Goodwill	331
FCC licensses	5,600
Total purchase price	$5,955